Share-Based Compensation (Details 2) (USD $)	35 Months Ended
Dec. 31, 2012
Risk-free interest rate minimum	1.15%
Risk-free interest rate maximum	2.33%
Expected term (in years)	4 years 5 months 9 days
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0.00%
Minimum [Member]
Stock Price	9.39
Maximum [Member]
Stock Price	12.11